Quarterly Report
March 31, 2024
MFS®  Value Series
MFS® Variable Insurance Trust
VLU-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 8.8%
Boeing Co. (a)	213,081	$41,122,502
General Dynamics Corp.	178,079	50,305,537
Honeywell International, Inc.	206,159	42,314,135
Northrop Grumman Corp.	108,730	52,044,702
RTX Corp.	458,235	44,691,659
		$230,478,535
Alcoholic Beverages – 1.2%
Diageo PLC	875,618	$32,331,487
Brokerage & Asset Managers – 5.1%
BlackRock, Inc.	34,837	$29,043,607
Citigroup, Inc.	617,800	39,069,672
KKR & Co., Inc.	254,320	25,579,506
NASDAQ, Inc.	626,955	39,560,860
		$133,253,645
Business Services – 2.7%
Accenture PLC, “A”	144,966	$50,246,665
Equifax, Inc.	81,741	21,867,352
		$72,114,017
Cable TV – 2.3%
Comcast Corp., “A”	1,409,370	$61,096,189
Chemicals – 0.6%
PPG Industries, Inc.	113,572	$16,456,583
Construction – 0.8%
Otis Worldwide Corp.	91,959	$9,128,770
Sherwin-Williams Co.	35,224	12,234,352
		$21,363,122
Consumer Products – 2.3%
Kenvue, Inc.	1,308,804	$28,086,934
Kimberly-Clark Corp.	143,666	18,583,197
Reckitt Benckiser Group PLC	258,003	14,692,806
		$61,362,937
Electrical Equipment – 0.7%
Johnson Controls International PLC	278,663	$18,202,267
Electronics – 6.0%
Analog Devices, Inc.	246,692	$48,793,211
KLA Corp.	56,632	39,561,416
NXP Semiconductors N.V.	127,537	31,599,842
Texas Instruments, Inc.	211,557	36,855,345
		$156,809,814
Energy - Independent – 5.3%
ConocoPhillips	573,058	$72,938,822
EOG Resources, Inc.	181,372	23,186,596
Pioneer Natural Resources Co.	161,477	42,387,713
		$138,513,131

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 0.9%
Chevron Corp.	150,559	$23,749,177
Food & Beverages – 3.4%
Mondelez International, Inc.	267,852	$18,749,640
Nestle S.A.	324,505	34,452,907
PepsiCo, Inc.	202,440	35,429,024
		$88,631,571
Gaming & Lodging – 1.3%
Marriott International, Inc., “A”	140,980	$35,570,664
Health Maintenance Organizations – 4.2%
Cigna Group	233,478	$84,796,875
Elevance Health, Inc.	48,139	24,961,997
		$109,758,872
Insurance – 11.7%
Aon PLC	181,305	$60,505,105
Chubb Ltd.	185,753	48,134,175
Marsh & McLennan Cos., Inc.	297,249	61,227,349
Progressive Corp.	429,780	88,887,099
Travelers Cos., Inc.	208,741	48,039,654
		$306,793,382
Machinery & Tools – 4.2%
Eaton Corp. PLC	122,842	$38,410,236
Illinois Tool Works, Inc.	107,544	28,857,281
PACCAR, Inc.	167,213	20,716,019
Trane Technologies PLC	71,714	21,528,543
Veralto Corp.	15,257	1,352,686
		$110,864,765
Major Banks – 7.8%
JPMorgan Chase & Co.	643,325	$128,857,998
Morgan Stanley	517,901	48,765,558
PNC Financial Services Group, Inc.	177,550	28,692,080
		$206,315,636
Medical & Health Technology & Services – 2.4%
McKesson Corp.	119,921	$64,379,589
Medical Equipment – 1.7%
Abbott Laboratories	230,576	$26,207,268
Boston Scientific Corp. (a)	171,964	11,777,814
Medtronic PLC	91,466	7,971,262
		$45,956,344
Other Banks & Diversified Financials – 2.0%
American Express Co.	230,393	$52,458,182
Pharmaceuticals – 6.6%
AbbVie, Inc.	189,429	$34,495,021
Johnson & Johnson	349,608	55,304,489
Merck & Co., Inc.	295,066	38,933,959
Pfizer, Inc.	1,378,329	38,248,630
Roche Holding AG	26,153	6,661,134
		$173,643,233

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 2.6%
Canadian National Railway Co.	116,046	$15,284,419
Union Pacific Corp.	214,341	52,712,882
		$67,997,301
Real Estate – 2.0%
Prologis, Inc., REIT	344,516	$44,862,874
Public Storage, Inc., REIT	29,924	8,679,755
		$53,542,629
Specialty Chemicals – 1.9%
Corteva, Inc.	255,723	$14,747,546
DuPont de Nemours, Inc.	460,699	35,321,792
		$50,069,338
Specialty Stores – 3.8%
Lowe's Cos., Inc.	228,419	$58,185,172
Target Corp.	232,786	41,252,007
		$99,437,179
Utilities - Electric Power – 7.1%
American Electric Power Co., Inc.	121,290	$10,443,069
Dominion Energy, Inc.	717,380	35,287,922
Duke Energy Corp.	453,627	43,870,267
Exelon Corp.	496,572	18,656,210
PG&E Corp.	1,044,161	17,500,138
Southern Co.	621,062	44,554,988
Xcel Energy, Inc.	294,970	15,854,638
		$186,167,232
Total Common Stocks		$2,617,316,821
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 5.38% (v)	14,929,956	$14,932,942

Other Assets, Less Liabilities – (0.0)%		(482,030)
Net Assets – 100.0%		$2,631,767,733
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,932,942 and $2,617,316,821, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,617,316,821	$—	$—	$2,617,316,821
Mutual Funds	14,932,942	—	—	14,932,942
Total	$2,632,249,763	$—	$—	$2,632,249,763
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,425,117	$154,093,676	$147,581,115	$(6,247)	$1,511	$14,932,942
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$359,284	$—